INCOME TAX - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Federal operating loss carryforwards					$ 0	$ 0
Valuation allowances					$ 187,264	$ 274,031
Effective income tax rate (in percent)	(16.22%)	98.16%	(37.57%)	36.23%	43.40%	32.10%
Statutory federal income tax rate (in percent)			21.00%		21.00%	21.00%